Warrants (Tables)	6 Months Ended
Jun. 30, 2025
Warrants [Abstract]
Schedule of Outstanding Common Share Warrants and Exercise Prices

As of June 30, 2025, outstanding Common Share warrants and exercise prices related to unit offerings are as follows:

Exercise Price	Number of Shares	Expiry Date
$6,000.00	20	January 2028
11,000.00	32	August 2030
233.75	753	August 2028
10,000.00	332	June 2028
1.83	1,092,896	March 2030
1.83	1,092,896	September 2025
0.0001	885,000	No expiry date
2.29	1,844	March 2030
2.29	547	March 2030
2.29	35,041	March 2030
2.29	17,213	March 2030